Finance Lease Liability (Due to Related Parties) - Movement of Finance Lease Liabilities (Table) (Details) $ in Thousands	1 Months Ended
Dec. 31, 2018 USD ($)
Original amount	$ 171,500
Repayments	(99,875)
Finance lease interest expense	339
December 31, 2018	71,964
Conquistador bareboat charter
Original amount	56,000
Repayments	(31,625)
Finance lease interest expense	116
December 31, 2018	24,491
Pink Sands bareboat charter
Original amount	56,000
Repayments	(32,600)
Finance lease interest expense	111
December 31, 2018	23,511
Xanadu bareboat charter
Original amount	59,500
Repayments	(35,650)
Finance lease interest expense	112
December 31, 2018	$ 23,962